Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000111998
Shareholder Report [Line Items]
Fund Name	Hamlin High Dividend Equity Fund
Class Name	Institutional Class
Trading Symbol	HHDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Hamlin High Dividend Equity Fund (the "Fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://hamlinfunds.com/commentary/. You can also request this information by contacting us at 1-855-HHD-FUND.
Additional Information Phone Number	1-855-HHD-FUND
Additional Information Website	https://hamlinfunds.com/commentary/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hamlin High Dividend Equity Fund, Institutional Class Shares	$93	0.85%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

PERFORMANCE & PORTFOLIO CHANGES

The Hamlin High Dividend Equity Fund institutional class returned 0.78% in the fourth quarter of 2024, lagging the S&P 500 Index 2.41% increase and ahead of the Russell 1000 Value Index’s -1.98% and Dow Jones U.S. Select Dividend’s -1.85% return. Hamlin’s 19.80% return for 2024 exceeded the Russell 1000 Value Index’s and Dow Jones U.S. Select Dividend Index’s 14.37% and 16.62% returns, respectively. We attribute this favorable outcome to selection within Information Technology and Utilities, our lack of Materials exposure, and a lower Health Care weighting. The S&P 500 Index’s 25.02% return reflects that index’s 32% weighting in the so-called “Magnificent Seven” low/no-dividend tech stocks to which we have no exposure. Those stocks jumped over 60% on average. The rest of the stock market rose at a much slower rate.

Within the portfolio, relative sector contributors to performance for the year were Health Care, Utilities, and Information Technology. Relative sector detractors were Communication Services, Consumer Staples, and Consumer Discretionary. The largest individual stock performance contributors were Broadcom Inc., Ares Management Corporation, Public Service Enterprise Group, Inc, Cummin, Inc., and Morgan Stanley. The weakest performers were United Parcel Service, ConocoPhillips, Genuine Parts Company, Comcast Corporation, and Johnson & Johnson. During the year, we purchased Darden Restaurants, Inc., Extra Space Storage Inc., Ryman Hospitality Properties, Inc., and Simon Property Group, Inc. We sold Interpublic Group of Companies, Inc., MDC Holdings, Inc. (company was acquired), United Parcel Service, Inc., Genuine Parts Company, and Comcast Corporation.

Twenty-four of Hamlin’s twenty-five year end holdings increased their dividends in 2024, with an average increase of 9.1%. This welcome action validates our research analysis and increases portfolio cash flow. Corporate boards generally announce dividend increases only when they envision strong cash flow growth in the future. While past performance does not predict future results, we note that our current portfolio holdings have increased their dividends at an 8.9% compound annual rate over the last three years.

We remind you that we are not managing your account to track or beat the S&P 500 Index. We don’t select securities to align your portfolio with any index’s sector weightings or holdings. Our goal is to construct a quality portfolio with high current income. We strive to help our institutions and individual clients meet their spending objectives. We aim to preserve financial security and lifestyles by protecting against inflation with future dividend increases and long-term capital appreciation.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Hamlin High Dividend Equity Fund, Institutional Class Shares - $256399	S&P 500 Index (TR) - $342540	Lipper Equity Income Funds Index - $235892	Russell 1000 Value Index (USD) - $225799
Dec/14	$100000	$100000	$100000	$100000
Dec/15	$94981	$101384	$97022	$96173
Dec/16	$109289	$113509	$110934	$112849
Dec/17	$125470	$138290	$129169	$128270
Dec/18	$116087	$132227	$120625	$117665
Dec/19	$141926	$173861	$152450	$148895
Dec/20	$148567	$205849	$159656	$153058
Dec/21	$195014	$264938	$198298	$191568
Dec/22	$188280	$216956	$187258	$177128
Dec/23	$214024	$273988	$206690	$197431
Dec/24	$256399	$342540	$235892	$225799

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Hamlin High Dividend Equity Fund, Institutional Class Shares	19.80%	12.56%	9.87%
S&P 500 Index (TR)	25.02%	14.53%	13.10%
Lipper Equity Income Funds Index	14.12%	9.13%	8.97%
Russell 1000 Value Index (USD)	14.37%	8.68%	8.49%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,457,354,863
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 10,112,193
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,457,354,863	26	$10,112,193	19%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	1.3%
Utilities	5.0%
Consumer Discretionary	6.8%
Energy	8.2%
Health Care	8.4%
Information Technology	11.0%
Real Estate	11.1%
Consumer Staples	13.3%
Industrials	16.5%
Financials	18.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Broadcom	7.1%
Public Service Enterprise Group	5.0%
Ares Management, Cl A	4.8%
AbbVie	4.6%
Old Republic International	4.6%
Morgan Stanley	4.5%
Enterprise Products Partners	4.5%
CME Group, Cl A	4.4%
Cummins	4.4%
Paychex	4.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-855-HHD-FUND
Updated Prospectus Web Address	https://hamlinfunds.com/commentary/
C000111999
Shareholder Report [Line Items]
Fund Name	Hamlin High Dividend Equity Fund
Class Name	Investor Class
Trading Symbol	HHDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the Hamlin High Dividend Equity Fund (the "Fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://hamlinfunds.com/commentary/. You can also request this information by contacting us at 1-855-HHD-FUND.
Additional Information Phone Number	1-855-HHD-FUND
Additional Information Website	https://hamlinfunds.com/commentary/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hamlin High Dividend Equity Fund, Investor Class Shares	$126	1.15%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

PERFORMANCE & PORTFOLIO CHANGES

The Hamlin High Dividend Equity Fund investor class returned 0.71% in the fourth quarter of 2024, lagging the S&P 500 Index 2.41% increase and ahead of the Russell 1000 Value Index’s -1.98% and Dow Jones U.S. Select Dividend’s -1.85% return. Hamlin’s 19.44% return for 2024 exceeded the Russell 1000 Value Index’s and Dow Jones U.S. Select Dividend Index’s 14.37% and 16.62% returns, respectively. We attribute this favorable outcome to selection within Information Technology and Utilities, our lack of Materials exposure, and a lower Health Care weighting. The S&P 500 Index’s 25.02% return reflects that index’s 32% weighting in the so-called “Magnificent Seven” low/no-dividend tech stocks to which we have no exposure. Those stocks jumped over 60% on average. The rest of the stock market rose at a much slower rate.

Within the portfolio, relative sector contributors to performance for the year were Health Care, Utilities, and Information Technology. Relative sector detractors were Communication Services, Consumer Staples, and Consumer Discretionary. The largest individual stock performance contributors were Broadcom Inc., Ares Management Corporation, Public Service Enterprise Group, Inc, Cummin, Inc., and Morgan Stanley. The weakest performers were United Parcel Service, ConocoPhillips, Genuine Parts Company, Comcast Corporation, and Johnson & Johnson. During the year, we purchased Darden Restaurants, Inc., Extra Space Storage Inc., Ryman Hospitality Properties, Inc., and Simon Property Group, Inc. We sold Interpublic Group of Companies, Inc., MDC Holdings, Inc. (company was acquired), United Parcel Service, Inc., Genuine Parts Company, and Comcast Corporation.

Twenty-four of Hamlin’s twenty-five year end holdings increased their dividends in 2024, with an average increase of 9.1%. This welcome action validates our research analysis and increases portfolio cash flow. Corporate boards generally announce dividend increases only when they envision strong cash flow growth in the future. While past performance does not predict future results, we note that our current portfolio holdings have increased their dividends at an 8.9% compound annual rate over the last three years.

We remind you that we are not managing your account to track or beat the S&P 500 Index. We don’t select securities to align your portfolio with any index’s sector weightings or holdings. Our goal is to construct a quality portfolio with high current income. We strive to help our institutions and individual clients meet their spending objectives. We aim to preserve financial security and lifestyles by protecting against inflation with future dividend increases and long-term capital appreciation.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Hamlin High Dividend Equity Fund, Investor Class Shares - $24778	S&P 500 Index (TR) - $34254	Lipper Equity Income Funds Index - $23589	Russell 1000 Value Index (USD) - $22580
Dec/14	$10000	$10000	$10000	$10000
Dec/15	$9460	$10138	$9702	$9617
Dec/16	$10844	$11351	$11093	$11285
Dec/17	$12398	$13829	$12917	$12827
Dec/18	$11430	$13223	$12062	$11767
Dec/19	$13925	$17386	$15245	$14890
Dec/20	$14532	$20585	$15966	$15306
Dec/21	$19019	$26494	$19830	$19157
Dec/22	$18306	$21696	$18726	$17713
Dec/23	$20745	$27399	$20669	$19743
Dec/24	$24778	$34254	$23589	$22580

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Hamlin High Dividend Equity Fund, Investor Class Shares	19.44%	12.22%	9.50%
S&P 500 Index (TR)	25.02%	14.53%	13.10%
Lipper Equity Income Funds Index	14.12%	9.13%	8.97%
Russell 1000 Value Index (USD)	14.37%	8.68%	8.49%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,457,354,863
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 10,112,193
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,457,354,863	26	$10,112,193	19%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	1.3%
Utilities	5.0%
Consumer Discretionary	6.8%
Energy	8.2%
Health Care	8.4%
Information Technology	11.0%
Real Estate	11.1%
Consumer Staples	13.3%
Industrials	16.5%
Financials	18.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Broadcom	7.1%
Public Service Enterprise Group	5.0%
Ares Management, Cl A	4.8%
AbbVie	4.6%
Old Republic International	4.6%
Morgan Stanley	4.5%
Enterprise Products Partners	4.5%
CME Group, Cl A	4.4%
Cummins	4.4%
Paychex	4.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-855-HHD-FUND
Updated Prospectus Web Address	https://hamlinfunds.com/commentary/